SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2021
SIGNIFICANT ACCOUNTING POLICIES
SIGNIFICANT ACCOUNTING POLICIES
2.	SIGNIFICANT ACCOUNTING POLICIES

(a)   Basis of Presentation and Principles of Consolidation

The accompanying combined and consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”).

In connection with the Company’s separation from Fang, the direct and indirect equity interests of all of the Company’s operating subsidiaries and intermediate holding companies were transferred from Fang to the Company, when the Company was still one of Fang’s subsidiaries, through a series of transactions, which were completed in May 2019. As a result of these transactions, the Company assumed all of the business and operations of real estate information, analytics and marketplace services business from Fang by acquiring the relevant portion of the businesses historically not conducted by the Company. The Company separated from Fang on June 11, 2019, becoming an independent publicly traded company as a result of a pro rata distribution of all outstanding shares of CIH ordinary shares to shareholders of Fang.

The financial statements presented herein represent (i) prior to June 11, 2019, the combined financial statements of Fang’s real estate information, analytics and marketplace services business when the Company was a wholly owned subsidiary of Fang and (ii) subsequent to June 11, 2019, the consolidated financial statements of the Company as a separate publicly traded company following its separation from Fang.

The combined financial statements have been prepared on a stand-alone basis and are derived from Fang’s consolidated financial statements and underlying accounting records. The combined financial statements include all revenues, costs, assets and liabilities directly attributable to the Company either through specific identification or allocation.

The consolidated financial statements include the financial statements of the Company, its wholly-owned subsidiaries and the VIEs. All intercompany transactions and balances among the Company, its wholly-owned subsidiaries and the VIEs have been eliminated upon consolidation.

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Allocation of Expenses

Prior to the separation, Fang has historically performed centralized functions on behalf of the Company. Accordingly, certain Fang’s costs have been allocated to the Company and reflected as expenses in the combined statement of comprehensive income for the period between January 1, 2019 and June 11, 2019. Expense allocations primarily relate to centralized functions, including finance, accounting, treasury, tax, legal, internal audit and human resources functions. In addition, expense allocations include, among other costs, IT maintenance and professional fees. All of the allocations of costs are deemed to have been incurred and settled through parent company deficit in the period when the costs were recorded. The allocations of costs were based on the number of staff of the Company relative to Fang’s total number of staff, or the Company’s revenues relative to Fang’s total revenues, where appropriate. Management considers the allocation methodologies used to be reasonable and appropriate reflections of the historical parent expenses attributable to the Company. The expenses reflected in the combined statement of comprehensive income may not be indicative of the actual expenses that would have been incurred during the period presented if the Company had operated as a separate, stand-alone entity. It is not practicable to estimate actual costs that would have been incurred had the Company been a stand-alone company during the period presented. Following the separation from Fang, the Company performs these functions using its own resources or purchased services.

The following table sets forth cost of revenues, selling and marketing expenses, and general and administrative expenses, allocated from Fang for the period between January 1, 2019 and June 11, 2019:

For the period between
January 1 and
June 11,
2019
Cost of revenues	2,309
Selling and marketing expenses	305
General and administrative expenses	1,723
Total	4,337

Cash Management and Treasury

The Company funds its operations through cash generated from operating activities. Prior to June 11, 2019, excess cash has historically been repatriated to Fang through intercompany advances. Transfers of cash both to and from Fang are included within parent company investment (deficit) on the combined statement of equity (deficit). Fang has issued debt for general corporate purposes but in no case has any such debt been guaranteed or assumed by the Company or otherwise secured by the assets of the Company. As Fang’s debt and related interest is not directly attributable to the Company, no such amounts have been allocated to the combined financial statements before the separation.

Parent Company Deficit

Parent company deficit in the combined statement of equity (deficit) represents Fang’s historical investment in the Company, the Company’s accumulated net earnings after income taxes, and the net effect of transactions with and allocations from Fang prior to June 11, 2019. The combined statement of equity (deficit) includes net cash transfers to and from Fang and the Company. The total net effect of the settlement of these transactions is reflected in financing activities in the accompanying combined and consolidated statements of cash flows. Upon the separation, parent company deficit formed the Company’s ordinary shares, treasury shares and capital deficit.

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

(b)   Use of Estimates

The preparation of the combined and consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the balance sheet dates and the reported amounts of expenses during the reporting periods. Significant estimates and assumptions reflected in the Company’s financial statements include, but are not limited to, collectability of accounts receivable and amounts due from a related party, estimated stand-alone selling prices of performance obligations, accruals for tax uncertainties, realization of deferred tax assets, allocation of expenses, useful lives of property and equipment, impairment of long-lived assets, fair value of the warrants and share-based compensation awards, and the incremental borrowing rate used in calculating operating lease liabilities. Changes in facts and circumstances may result in revised estimates. Actual results could materially differ from those estimates.

(c)   Foreign Currency

The functional currency of the Company and its subsidiaries incorporated at Hong Kong Special Administrative Region (“Hong Kong SAR”), British Virgin Islands (“BVI”) and the United States of America (the “USA”), is United States Dollars (“US$”), whereas the functional currency of the Company’s other PRC subsidiaries and the VIEs is Chinese Renminbi (“RMB”). Transactions denominated in currencies other than the functional currency are translated into the functional currency at the exchange rates prevailing at the date of the transaction. Monetary assets and liabilities denominated in foreign currencies are translated into the functional currency using the applicable exchange rate at the balance sheet date. The resulting exchange differences are recorded in general and administrative expenses in the combined and consolidated statements of comprehensive income (loss).

The Company uses RMB as its reporting currency. Assets and liabilities of entities with functional currencies other than RMB are translated into RMB using the exchange rate on the balance sheet date. Revenues and expenses are translated into RMB at average rates prevailing during the reporting period. The resulting foreign currency translation adjustment are recorded in accumulated other comprehensive income within equity.

Since the RMB is not a fully convertible currency, all foreign exchange transactions involving RMB must take place either through the People’s Bank of China (the “PBOC”) or other institutions authorized to buy and sell foreign exchange. The exchange rates adopted for the foreign exchange transactions are the rates of exchange quoted by the PBOC.

Amounts are stated in thousands of RMB, except otherwise stated.

(d)   Cash and Cash Equivalents

Cash and cash equivalents represent cash on hand, demand deposits, time deposits and highly liquid investments placed with banks, which have original maturities of three months or less at the date of purchase and are readily convertible to known amounts of cash. Interest earned from cash and cash equivalents is recorded in interest income in the combined and consolidated statements of comprehensive income (loss).

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Cash and cash equivalents maintained at banks consist of the following:

	As of December 31,
	2020	2021
RMB denominated bank deposits with financial institutions in the PRC	225,323	309,826
RMB denominated bank deposits with financial institutions in Hong Kong SAR	1,692	2,299
US dollar denominated bank deposits with a financial institution in Hong Kong SAR	2,363	17,962
HK dollar denominated bank deposits with a financial institution in Hong Kong SAR	357	680
USD denominated bank deposits with a financial institution in BVI	58	53
USD denominated bank deposits with a financial institution in Cayman Islands	3,437	2,737
USD denominated bank deposits with a financial institution in the USA	47,105	27,964

(e)   Short-term Investments

The Company’s short-term investments represent investments in wealth management products which have the original maturities of less than twelve months. These wealth management products are managed by financial institutions in the PRC with variable interest rates referenced to performance of underlying assets.

During the year ended December 31, 2019, the Company invested RMB340,000 in financial products managed by a financial institution in the PRC, which were classified as available-for-sale securities and recorded at fair value. The terms of the financial products range between 7 days and 83 days. Unrealized holding gains, net of the related income tax effect, on available-for-sale securities are excluded from earnings and reported as a separate component of accumulated other comprehensive income until realized. Realized gains and losses from the sale of available-for-sale securities are determined on a specific-identification basis. The Company recorded a gain of RMB714 on the financial products, which was included in investment income in the combined and consolidated statement of comprehensive income for the year ended December 31, 2019. For the short-term investments of RMB4,084,440 and RMB2,199,090 purchased during the years ended December 31, 2020 and 2021, respectively, the Company elects the fair value option at the date of initial recognition in accordance with ASC 825. Changes in the fair value of these investments in the amount of RMB9,294 and RMB8,458 for the years ended December 31, 2020 and 2021, respectively, are reflected on the consolidated statements of comprehensive income (loss) as “Investment income”. Fair value is estimated based on quoted prices provided by financial institutions at the end of each reporting period.

(f)   Property and Equipment, Net

Property and equipment are stated at cost less depreciation and any impairment.

Property and equipment are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Category	Estimated Useful Life
Electronic equipment	3 to 5 years
Office furniture	5 years
Leasehold improvement	Shorter of the lease term or the estimated useful life of the assets

Ordinary maintenance and repairs are charged to expenses as incurred, while replacements and betterments are capitalized. When items are retired or otherwise disposed of, income is charged or credited for the difference between net book value of the item disposed and proceeds realized thereon.

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

(g)   Operating Leases

The Company leases premises for offices under non-cancellable operating leases. There are no capital improvement funding, lease concessions, escalated rent provisions or contingent rent in the lease agreements. The Company has no legal or contractual asset retirement obligations at the end of the lease term.

The Company early adopted Accounting Standard Codification (“ASC”) Topic 842 Leases, as of January 1, 2019, using a modified retrospective method for leases that exist at, or are entered into after, January 1, 2019.

Prior to the adoption of ASC Topic 842, operating leases were not recognized on the balance sheet of the Company, but payments made under operating lease are charged to the combined and consolidated statements of comprehensive income (loss) on a straight-line basis over the term of underlying lease.

Upon adoption of ASC Topic 842, Right of use (“ROU”) assets and lease liabilities are recognized upon lease commencement for operating leases based on the present value of lease payments over the lease term. As the rate implicit in the lease cannot be readily determined, the Company uses its incremental borrowing rate at the lease commencement date in determining the imputed interest and present value of lease payments. The incremental borrowing rate was determined based on the rate of interest that the Company would have to borrow an amount equal to the lease payments on a collateralized basis over a similar term. The incremental borrowing rate is primarily influenced by the risk-free interest rate of China, the Company’s credit rating and lease term.

The Company has elected not to recognize ROU assets or lease liabilities for leases with an initial term of 12 months or less and recognizes a single lease cost on a straight-line basis over the remaining lease term for the operating leases.

(h)   Impairment of Long-lived Assets

Long-lived assets, including property and equipment and right of use assets are evaluated for impairment whenever events or changes in circumstances indicate the carrying value of an asset may not be recoverable. Recoverability of a long-lived asset or asset group to be held and used is measured by a comparison of the carrying amount of an asset or asset group to the estimated undiscounted future cash flows expected to be generated by the asset or asset group. If the carrying value of an asset or asset group exceeds its estimated undiscounted future cash flows, an impairment loss is recognized by the amount that the carrying value exceeds the estimated fair value of the asset or asset group. Fair value is determined through various valuation techniques including discounted cash flow models, quoted market values and third-party independent appraisals, as considered necessary. Assets to be disposed are reported at the lower of carrying amount or fair value less costs to sell, and are no longer depreciated. No impairment of long-lived assets was recognized for any of the years presented.

(i)    Revenue Recognition

The Company derives revenues by (i) providing information and analytics services, including data services and analytics services and (ii) providing marketplace services, including promotion services and listing services. The Company has ceased the business operation of listing services starting January 1, 2021.

The Company recognizes revenues upon the satisfaction of its performance obligation (upon transfer of control of promised goods or services to customers) in an amount that reflects the consideration to which the Company expects to be entitled to in exchange for those goods or services, excluding amounts collected on behalf of third parties (for example, value-added taxes). For each performance obligation satisfied over time, the Company recognizes revenue over time by measuring the progress toward complete satisfaction of that performance obligation. If the Company does not satisfy a performance obligation over time, the performance obligation is satisfied at a point in time.

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

The Company’s contracts with customers often include promises to transfer multiple products and services. For these contracts, the Company accounts for individual performance obligations separately if they are capable of being distinct and distinct within the context of the contract. Determining whether products and services are considered distinct performance obligations may require significant judgment. Judgment is also required to determine the stand-alone selling price (“SSP”) for each distinct performance obligation. In instances where SSP is not directly observable, such as when the Company does not sell the product or service separately, the Company determines the SSP using information that may include market conditions and other observable inputs.

Information and Analytics Services

Data Services

The Company derives revenues by providing access and analytics tools, including appraisal and rating, and land modules, based on its proprietary database of commercial real estate information, typically through a fixed monthly fee for its subscription-based services. The Company determines that the customer simultaneously receives and consumes benefits provided by the Company’s performance as the Company performs during the term of the contract and the earning process is straight-line. Revenues from subscription-based services are recognized on a straight-line basis over the subscription period.

Analytics Services

The Company derives revenues by providing customized research reports to customers. There are no contractual customer acceptance provisions. Revenues from customized research reports are recognized when the Company delivers the reports to customers, which is when the control over the report has been transferred to customers.

The Company provides data monitoring and survey services over a period of time, generally less than one year. Revenues are recognized on a straight-line basis over the term of the agreement since the customer simultaneously receives and consumes benefits provided by the Company’s performance as the Company performs during the term of the contract and the earning process is straight-line.

Marketplace Services

Promotion Services

The Company offers promotion services, consisting of a number of online and offline themed campaigns, including industry forums, periodic updates and online promotions to its customers to promote their brands. The promotion services contain a number of defined but not identical or similar activities to be performed over the period of one year. These activities are to fulfill the promotion service and are not separate promises in the contract. The Company determines that each day of the promotion service is distinct because the customer can benefit from each increment of service on its own (that is, it is capable of being distinct) and each increment of service is separately identifiable because no day of service significantly modifies or customizes another and no day of service significantly affects either the Company’s ability to fulfill another day of service or the benefit to the customer of another day of service. The Company determines that it is providing a series of distinct goods or services because the services provided each day are substantially the same, the customer simultaneously receives and consumes the benefits provided by the Company as the Company performs, and the same measure of progress would be used to measure the Company’s progress toward satisfying its promise to provide the promotion services. Revenues of promotion services are recognized on a straight-line basis over the period of one year.

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Listing Services

Listing services comprise of commercial property listing and listing agent services for commercial properties.

Commercial listing services entitle customers to post and make changes to information for commercial properties on the website and mobile apps for a specified period of time, which typically range from one to three months, in exchange for a fixed fee. Revenues are recognized on a straight-line basis over the service period. The Company determines that its performance pattern to be straight-line since the customer simultaneously receives and consumes the benefits provided by the Company as the Company performs during the term of the contract and the earning process is straight-line.

Since January 1, 2021, the Company has ceased the business operation of listing services.

Prior to January 1, 2020, the Company also acted as an agent on behalf of Fang on listing services for commercial properties. The Company determined that it acted as an agent for the listing service because it did not obtain control of the listing service from Fang before the service was transferred to the customer. Revenues were recognized when Fang and its customers entered into a sales contract and reported on net basis.

(j)   Contract Balances

The Company bills its customers based upon contractual schedules, which normally is based on the passage of time. The timing of revenue recognition, billings and cash collections result in accounts receivable and contract liabilities (i.e. deferred revenue).

Accounts receivable are recognized in the period when the Company has transferred products or provided services to its customers and when its right to consideration is unconditional. Amounts collected on accounts receivable are included in net cash provided by operating activities in the combined and consolidated statements of cash flows. The Company maintains an allowance for doubtful accounts for estimated losses inherent in its accounts receivable portfolio. In establishing the required allowance, management considers historical losses adjusted to take into account current market conditions and customers’ financial condition, the amount of receivables in dispute, and the current receivables aging and current payment patterns. The Company reviews its allowance for doubtful accounts on a customer-by-customer basis. Accounts receivable are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote.

Deferred revenue (a contract liability) is recognized when the Company has an obligation to transfer goods or services to a customer for which the Company has received consideration from the customer, or for which an amount of consideration is due from the customer.

(k)   Advertising Expenses

Advertising costs are expensed as incurred and included in selling and marketing expenses in the combined and consolidated statements of comprehensive income (loss). For the years ended December 31, 2019, 2020 and 2021, advertising expenses were RMB5,270, RMB9,281 and RMB6,070, respectively.

(l)   Research and Development Expenses

Research and development expenses are expensed as incurred and recorded in general and administrative expenses in the Company’s combined and consolidated statements of comprehensive income (loss). Research and development expenses were RMB32,032, RMB35,846 and RMB31,573 for the years ended December 31, 2019, 2020 and 2021, respectively.

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

(m)   Employee Benefits

Pursuant to relevant PRC regulations, the Company is required to make contributions to various defined contribution plans organized by municipal and provincial PRC governments. The contributions are made for each PRC employee at rates ranging from 25.35% to 43.1% on a standard salary base as determined by local social security bureau. Contributions to the defined contribution plans are charged to the combined and consolidated statements of comprehensive income (loss) when the related service is provided. For the years ended December 31, 2019, 2020 and 2021, the costs of the Company’s obligations to the defined contribution plans amounted to RMB14,281, RMB12,064 and RMB20,772, respectively. The Company has no other obligation for the payment of employee benefits associated with these plans beyond the contributions described above.

As a result of COVID-19, the PRC government exempted or reduced certain enterprises’ contributions to basic pension insurance, unemployment insurance, and work injury insurance (‘‘certain social insurance’’). The Company’s PRC subsidiaries and VIEs were exempted from contributions to certain social insurance between February 2020 and December 2020. The exemption was recognized as a reduction of cost of revenues and operating expenses in the amount of RMB5,396 for the year ended December 31, 2020.

(n)   Government Grants

Government grant is recognized when there is reasonable assurance that the Company will comply with the conditions attach to it and the grant will be received. Government grant for the purpose of giving immediate financial support to the Company with no future related costs or obligation is recognized in the Company’s combined and consolidated statements of comprehensive income (loss) when the grant becomes receivable. The government grants with certain operating conditions are recorded as liabilities when received and will be recorded as government grants when the conditions are met. RMB903, RMB5,997 and RMB765 of government grants were recognized for the years ended December 31, 2019, 2020 and 2021, respectively.

(o)    Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred income tax assets and liabilities are recognized based on the future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, as well as operating loss and tax credit carryforwards, if any. Deferred income tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the periods in which those temporary differences are expected to be recovered or settled. The effect on deferred income tax assets and liabilities of a change in tax rates or tax laws is recognized in the combined and consolidated statements of comprehensive income (loss) in the period the change in tax rates or tax laws is enacted. Deferred tax assets and liabilities are offset if there is a legally enforceable right to offset deferred tax liabilities and assets, and they relate to income taxes levied by the same tax authority on the same taxable entity, or on different tax entities, but they intend to settle deferred tax liabilities and assets on a net basis or their deferred tax assets and liabilities will be realized simultaneously.

The Company reduces the carrying amounts of deferred tax assets by a valuation allowance, if based on the available evidence, it is “more-likely-than-not” that such assets will not be realized. Accordingly, the need to establish valuation allowances for deferred tax assets is assessed at each reporting period based on a “more-likely-than-not” realization threshold. This assessment considers, among other matters, the nature, frequency and severity of current and cumulative losses, forecasts of futures profitability, the duration of statutory carryforward periods, the Company’s experience with operating loss and tax credit carryforwards, if any, not expiring.

The Company recognizes in its financial statements the impact of a tax position if that position is “more-likely-than-not” to prevail based on the facts and technical merits of the position. Tax positions that meet the “more-likely-than-not” recognition threshold are measured at the largest amount of tax benefit that has a greater than fifty percent likelihood of being realized upon settlement. Interest and penalties recognized related to an unrecognized tax benefit are classified as income tax expense in the combined and consolidated statements of comprehensive income (loss).

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

(p)  Share Based Compensation

All grants of share-based awards to employees classified as equity awards are recognized in the financial statements based on their grant date fair values.

The Company recognizes compensation cost for an equity classified award with only service conditions that has a graded vesting schedule on a straight-line basis over the requisite service period for the entire award, provided that the cumulative amount of compensation cost recognized at any date at least equals the portion of the grant date fair value of such award that is vested at that date. For equity awards that contain both a service condition and a performance condition, the Company recognizes compensation cost on a tranche-by-tranche basis. To the extent the required vesting conditions are not met resulting in the forfeiture of the share-based awards, previously recognized compensation expense relating to those awards is reversed.

(q)   Treasury Shares

Treasury shares are accounted for under the cost method. These shares have no voting rights and are not entitled to receive dividends and are excluded from the weighted average outstanding shares in calculation of earnings per share.

(r)   Statutory Reserves

In accordance with the laws applicable to China’s Foreign Investment Enterprises, the Company’s PRC subsidiaries registered as WFOEs have to make appropriations from their after-tax profits (as determined under the Accounting Standards for Business Enterprises as promulgated by the Ministry of Finance of PRC (“PRC GAAP”) to a general reserve fund. The appropriation to the general reserve fund must be at least 10% of the after-tax profits calculated in accordance with PRC GAAP. Appropriation is not required if the general reserve fund has reached 50% of the registered capital of the company.

In addition, in accordance with the Company Laws of the PRC, the Company’s PRC subsidiaries and the VIEs registered as PRC domestic companies must make appropriations from their after-tax profits as determined under the PRC GAAP to non-distributable reserve funds including a statutory surplus fund and a discretionary surplus fund. The appropriation to the statutory surplus fund must be at least 10% of the after-tax profits as determined under the PRC GAAP. Appropriation is not required if the surplus fund has reached 50% of the registered capital of the company. Appropriation to the discretionary surplus fund is made at the discretion of the company.

The use of the statutory reserves is restricted to the off-setting of losses or increasing capital of the respective company. All these reserves are not allowed to be transferred to their investors in terms of cash dividends, loans or advances, nor can they be distributed except under liquidation.

The accumulated balance of the statutory reserves as of December 31, 2020 and 2021 was RMB2,765 and RMB2,765, respectively.

(s)   Contingencies

In the normal course of business, the Company is subject to loss contingencies, such as legal proceedings and claims arising out of its business, that cover a wide range of matters, including, among others, government investigations, shareholder lawsuits, and non-income tax matters. An accrual for a loss contingency is recognized when it is probable that a liability has been incurred and the amount of loss can be reasonably estimated. If a potential material loss contingency is not probable but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss if determinable and material, is disclosed.

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

(t)   Segment Reporting

The Company uses the management approach in determining its operating segments. The management approach considers the internal reporting used by the Company’s chief operating decision maker for making decisions about the allocation of resources to and the assessment of the performance of the segments of the Company. Management has determined that the Company has one operating segment, which is the real estate information, analytics and marketplace services segment. Substantially all of the Company’s operations and customers are located in the PRC. Consequently, no geographic information is presented.

(u)   Fair Value Measurements

The Company applies ASC Topic 820, Fair Value measurements and Disclosures, for fair value measurements of financial assets and financial liabilities and for fair value measurements of nonfinancial items that are recognized or disclosed at fair value in the financial statements on a recurring and nonrecurring basis. ASC Topic 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability. ASC Topic 820 also establishes a framework for measuring fair value and expands disclosures about fair value measurements.

ASC Topic 820 establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. ASC Topic 820 establishes three levels of inputs that may be used to measure fair value.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to measurements involving significant unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

●	Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.
●	Level 2 inputs are inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
●	Level 3 inputs are unobservable inputs for the asset or liability.

The level in the fair value hierarchy within which a fair value measurement in its entirety falls is based on the lowest level input that is significant to the fair value measurement in its entirety. In situations where there is little, if any, market activity for the asset or liability at the measurement date, the fair value measurement reflects management’s own judgments about the assumptions that market participants would use in pricing the asset or liability. Those judgments are developed by management based on the best information available in the circumstances.

Fair Value of Financial Instruments

Financial assets and liabilities of the Company primarily consist of cash and cash equivalents, short-term investments, accounts receivable, other receivables included in prepaid expenses and other current assets, amounts due from a related party–current, accounts payable, amounts due to a related party, income taxes payable, accrued expenses and other current liabilities, long-term lease liabilities and warrants in other non-current liabilities.

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

The carrying amounts of cash and cash equivalents, accounts receivable, other receivables included in prepaid expenses and other current assets, amounts due from a related party-current, accounts payable, income taxes payable and accrued expenses and other current liabilities as of December 31, 2020 and 2021, approximate their fair values due to short maturity.

The carrying amount of long-term lease liabilities approximates fair value as the related interest rates approximate rates currently offered by financial institutions for similar debt instruments of comparable maturities.

Recurring Fair Value Measurements

Short-term investments include financial products issued by a financial institution, which are valued based on prices per units quoted by the financial institution. They are categorized in Level 2 of the fair value hierarchy.

Short-term investments consisted of the following:

	As of December 31,
	2020	2021
Aggregate cost basis	391,360	—
Gross unrealized holding gain	311	—
Aggregate fair value	391,671	—

The tables below reflect the reconciliation from the opening balance to the closing balance for recurring fair value measurements of the fair value hierarchy for the years ended December 31, 2019, 2020 and 2021:

		For the Year Ended December 31, 2019
	January 1,			Included in	December 31,
	2019	Purchase	Sell	earnings	2019
Assets
Short-term investments	—	340,000	215,714	714	125,000
Total	—	340,000	215,714	714	125,000

		For the Year Ended December 31, 2020
	January 1,			Included in	December 31,
	2020	Purchase	Sell	earnings	2020
Assets
Short-term investments	125,000	4,084,440	3,827,063	9,294	391,671
Total	125,000	4,084,440	3,827,063	9,294	391,671

		For the Year Ended December 31, 2021

	January 1,			Included in	December 31,
	2021	Purchase	Sell	earnings	2021
Assets
Short-term investments	391,671	2,199,090	2,599,219	8,458	—
Total	391,671	2,199,090	2,599,219	8,458	—

The Company classifies the warrants within Level 3 in the fair value hierarchy because it utilizes unobservable inputs to determine their fair value on a recurring basis. See Note 7.

The Company’s non-financial assets, such as property and equipment and right of use assets, would be measured at fair value only if they were determined to be impaired.

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

(v)   Earnings (Loss) Per Share

Basic earnings (loss) per share is computed by dividing net income (loss) attributable to holders of ordinary shares by the weighted average number of ordinary shares and ordinary share equivalents outstanding during the period using the two-class method. Vested restricted shares are included in the calculation of the weighted-average number of ordinary shares as ordinary share equivalents. Under the two-class method, any net income is allocated between ordinary shares and other participating securities based on their participating rights. A net loss is not allocated to participating securities when the participating securities do not have contractual obligation to share losses.

Diluted earnings (loss) per share is calculated by dividing net income (loss) attributable to ordinary shareholders by the weighted average number of ordinary shares used in calculating basic net earnings per ordinary share and dilutive ordinary equivalent shares outstanding during the period. Dilutive ordinary equivalent shares consist of ordinary shares issuable upon the exercise of outstanding share options, unvested restricted shares and warrants (using the treasury stock method). Ordinary equivalent shares are calculated based on the most advantageous conversion rate or exercise price from the standpoint of the security holder. Ordinary equivalent shares are not included in the denominator of the diluted earnings per share calculation when inclusion of such shares would be anti-dilutive.

(w)   Impact of COVID-19

The COVID-19 pandemic continues to evolve. There are still uncertainties of COVID-19’s future impact, and the extent of the impact will depend on a number of factors, including the duration and severity of COVID-19, possibility of Delta and Omicron outbreak, the development and progress of distribution of COVID-19 vaccine and other medical treatment, the potential change in customer behavior, the actions taken by government authorities, particularly to contain the outbreak, stimulate the economy to improve business condition especially for small and medium enterprises, almost all of which are beyond the Company’s control. As a result, certain of the Company’s estimates and assumptions, including the allowance for doubtful accounts and long-lived assets subject to impairment assessments require significant judgments and involve a higher degree of variability and volatility that could result in material changes to the Company’s current estimates in future periods.

(x)   Related Parties and Transactions

The Company identifies related parties, and accounts for, discloses related party transactions in accordance with ASC 850, “Related Party Disclosures” and other relevant ASC standards.

Parties, which can be an entity or individual, are considered to be related if they have the ability, directly or indirectly, to control the Company or exercise significant influence over the Company in making financial and operational decisions. Entities are also considered to be related if they are subject to common control or common significant influence.

Transactions involving related parties cannot be presumed to be carried out on an arm’s-length basis, as the requisite conditions of competitive, free market dealings may not exist. Representations about transactions with related parties, if made, shall not imply that the related party transactions were consummated on terms equivalent to those that prevail in arm’s-length transactions unless such representations can be substantiated.

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

(y)   Recently Issued Accounting Standards

In June 2016, the FASB issued Accounting Standards Update (“ASU”) No. 2016-13, Financial Instruments—Credit Losses (Topic 326), Measurement of Credit Losses on Financial Instruments. ASU No. 2016-13 was further amended in November 2020 by ASU No. 2020-10, Financial Instruments—Credit Losses (Topic 326), Derivatives and Hedging (Topic 815), and Leases (Topic 842). As a result, ASC Topic 326, Financial Instruments — Credit Losses is effective for public companies for annual reporting periods, and interim periods within those years beginning after December 15, 2020. For all other entities, it is effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. As the Company is an “emerging growth company” and elects to apply for the new and revised accounting standards at the effective date for a private company, ASU No. 2016-13 will be applied for the fiscal year ending December 31, 2023. The Company is currently evaluating the impact of adopting this standard on its consolidated financial statements.

In December 2019, the FASB issued ASU No. 2019-12, Income Taxes (Topic 740), Simplifying the Accounting for Income Taxes. ASU No. 2019-12 removes certain exceptions to the general principles in Topic 740 and provides for consistent application of and simplifies generally accepted accounting principles for other areas of ASC Topic 740 by clarifying and amending existing guidance. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020. The method of adoption varies depending on the component of the new rule that is being adopted. Early application is permitted. On January 1, 2021, the Company adopted ASU No. 2019-12. The adoption of this standard did not have a material impact on the Company’s consolidated financial statements.

In November 2021, the FASB issued ASU No. 2021-10, Government Assistance (Topic 832), Disclosures by Business Entities About Government Assistance, which improves the transparency of government assistance received by most business entities by requiring the disclosure of: (1) the types of government assistance received; (2) the accounting for such assistance; and (3) the effect of the assistance on a business entity’s financial statements. The guidance is effective for all entities within their scope for financial statements issued for annual periods beginning after December 15, 2021, with early application permitted. This guidance is effective for the Company beginning on January 1, 2022 and is not expected to have a material impact on the Company’s consolidated financial statements.